Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Vessel operating revenues	$ 164,464	$ 119,967	$ 77,209
Operating expenses
Voyage expenses	(3,697)	(6,284)	(5,177)
Vessel operating expenses	(36,999)	(22,423)	(20,984)
Administrative expenses	(6,302)	(7,506)	(4,639)
Depreciation	(41,846)	(28,747)	(17,412)
Operating income	75,620	55,007	28,997
Other income/(expenses)
Interest income	327	1,073	607
Interest expense	(41,805)	(33,875)	(17,781)
Write-off of debt issuance costs	0	(3,388)	0
(Loss)/gain on derivatives	(25,182)	(1,555)	0
Other financial items	(771)	(113)	(54)
Income before tax	8,189	17,149	11,769
Income tax (expense)/benefit	(84)	(182)	10
Net income	$ 8,105	$ 16,967	$ 11,779
Earnings per share:
Earnings/(loss) per share: Basic and Diluted (in dollars per share)	$ 0.15	$ 0.31	$ 0.29